PHOENIX SERIES FUND
                        PHOENIX-GOODWIN MONEY MARKET FUND

                      Supplement dated December 30, 2002 to
               Prospectus dated February 28, 2002, as supplemented
                                  June 7, 2002,
                 and to the Statement of Additional Information
                 dated February 28, 2002, as supplemented March
                           1, 2002 and October 8, 2002


         Effective December 23, 2002, the fund's investment adviser has agreed to voluntarily limit expenses until February 28, 2003 to 0.40% of the fund's average net assets.

         Accordingly, footnote (a) to the Fund Expenses table on page 29 of the current prospectus is hereby deleted and replaced with the following:

         (a) Effective December 23, 2002, the adviser has agreed to reimburse through February 28, 2003, the Phoenix-Goodwin Money Market Fund's operating expenses to the extent that such expenses exceed 0.40% for Class A Shares, 1.15% for Class B Shares and 1.40% for Class C Shares. From August 21, 2002 until December 22, 2002, the rates were 0.60% for Class A Shares, 1.35% for Class B Shares and 1.60% for Class C Shares. Prior to August 21, 2002, the rates were 0.85% for Class A Shares, 1.60% for Class B Shares and 1.85% for Class C Shares. Total Annual Fund Operating expenses, after expense reimbursement, were 0.85% for Class A Shares, 1.60% for Class B Shares and 1.85% for Class C Shares.

         Also, the second paragraph on page 31 of the current prospectus is hereby deleted and replaced with the following:

         Phoenix has agreed to assume expenses and reduce the advisory fee for the benefit of the fund to the extent that operating expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.40% for Class A Shares, 1.15% for Class B Shares and 1.40% for Class C Shares.

         The fifth paragraph on page 13 of the current Statement of Additional Information is hereby deleted and replaced with the following.

         The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund to the extent that operating expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.40%, 1.15% and 1.40% of the average daily net assets for Class A Shares, Class B Shares and Class C Shares, respectively. Such reimbursement will be made monthly.


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE.


PXP393MMFCap (12/02)